Supplementary Financial Statements Information (Details) - Schedule of other current liabilities - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Other Current Liabilities Abstract
Employees and wage-related liabilities	$ 1,064	$ 500
expenses payable	5,298
Payment received by customers in advance	15	73
Accrued expenses	2,431	1,802
Income tax payable	178,582	365
Other tax payable	3,267	273
Advances from employee	1,402	990
Deposit	383	364
Due to insurance companies	151	142
Other	1	405
Ttotal liabilities	$ 192,594	$ 4,914